FIXED ASSETS	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Property, Plant and Equipment [Abstract]
FIXED ASSETS

7. FIXED ASSETS

Fixed assets consisted of the following:

	November 30, 2022	February 28, 2022
Automobile	$84,880	$84,880
Manufacturing equipment	25,625	16,800
Demo devices	63,979	16,539
Computer equipment and software	133,959	36,742
Office equipment	15,312	15,312
Warehouse equipment	11,415	11,415
Tooling	101,320	—
Leasehold improvements	15,568	5,329
	452,058	187,017
Less: Accumulated depreciation	(139,751)	(49,065)
	$312,307	$137,952

During the three months ended November 30, 2022, the Company made additions of $31,365 of which $19,961 were transfers from inventory with remaining additions of $11,404. During the nine months ended November 30, 2022, the Company made additions of $265,041 of which $47,440 were transfers from inventory with remaining additions of $217,601. During the three months and nine months ended November 30, 2021, the Company made additions of $2,372 and $34,534, respectively. During the nine months ended November 30, 2021, the Company sold a vehicle having a net book value of $875 for fair value proceeds of $30,000 and recorded a gain on disposal of fixed assets of $29,125.

Depreciation expense was $38,437 and $90,686 for the three and nine months ended November 30, 2022, respectively, and $5,951 and $14,446 for the three and nine months ended November 30, 2021, respectively.

6. FIXED ASSETS

Fixed assets consisted of the following:

	February 28, 2022	February 28, 2021
Automobile	$101,680	$70,896
Demo devices	16,539	3,670
Computer equipment	36,742	23,399
Office equipment	15,312	4,142
Warehouse equipment	11,415	—
Leasehold improvements	5,329	—
	187,017	102,107
Less: Accumulated depreciation	(49,065)	(67,113)
	$137,952	$34,994

During the year ended February 28, 2021, the Company made additions to fixed assets of $115,493, additions through inventory transfers of $12,868 and the Company sold a vehicle having a net book value of $875 for fair value proceeds of $30,000 and recorded a gain on disposal of fixed assets of $29,125.

During the year ended February 28, 2021, the Company made additions to fixed assets of $37,764 and the Company disposed of office equipment having a net book value of $1,553 for proceeds of $1,000 and recorded a loss on disposal of $553.

Depreciation expense was $24,376 and $17,475 for the years ended February 28, 2022 and February 28, 2021, respectively.